Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2,3)	Average Summary Compensation Table Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(2,4,5)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in 000s)	Same-Property Hotel EBITDA per Key (in 000s)(8)
					TSR(6)	Peer Group TSR(7)
2025	$6,589,254	$4,766,701	$3,038,141	$2,211,025	$61.03	$126.82	$(62,230)	$31.7
2024	$7,377,014	$4,825,691	$3,364,217	$2,189,874	$72.78	$124.03	$16	$31.1
2023	$6,989,824	$7,356,097	$3,186,354	$3,540,561	$85.59	$118.22	$(74,276)	$29.2
2022	$5,724,130	$(1,271,585)	$2,639,892	$(1,188,791)	$71.52	$106.18	$(84,981)	$30.9
2021	$11,273,094	$11,209,540	$7,201,511	$7,146,486	$119.19	$141.31	$(186,372)	$12.0

Company Selected Measure Name	Same-Property Hotel EBITDA per Key
Named Executive Officers, Footnote	Amounts shown are the amounts of total compensation reported for our Chief Executive Officer, Mr. Bortz, who is our principal executive officer.Amounts shown are the averages of the amounts of total compensation reported for our Co-Presidents, Messrs. Martz and Fisher, who are our two non-CEO NEOs.
Peer Group Issuers, Footnote	In accordance with SEC rules, amounts in this column represent, as of December 31 of each year presented, the cumulative value of a $100 investment made on January 1, 2021 in the common equity of the FTSE Nareit All Equity REITs Index.
PEO Total Compensation Amount	$ 6,589,254	$ 7,377,014	$ 6,989,824	$ 5,724,130	$ 11,273,094
PEO Actually Paid Compensation Amount	$ 4,766,701	4,825,691	7,356,097	(1,271,585)	11,209,540
Adjustment To PEO Compensation, Footnote	The following table provides a reconciliation from Summary Compensation Table Total for CEO to Compensation Actually Paid to CEO, in which “Fair Value” means fair value calculated in accordance with FASB ASC 718, “SCT” means the Summary Compensation Table in this Proxy Statement, “FY” means “fiscal year,” and “FYE” means “fiscal year end.”

	2021	2022	2023	2024	2025
SCT Total for CEO	$11,273,094	$5,724,130	$6,989,824	$7,377,014	$6,589,254
Subtract amount reported under the “Share Awards” Column in the SCT	(8,672,101)	(3,359,507)	(4,016,336)	(4,464,194)	(3,592,193)
Subtract Fair Value (as of vesting date) of awards granted during FY that vested during such FY	—	—	—	—	—
Add Fair Value (as of FYE) of awards granted during FY that remained unvested as of FYE	8,549,469	1,569,650	3,943,973	2,898,735	2,901,796
Add (subtract) change in Fair Value from prior FYE to FYE for awards granted during prior FY that were outstanding and unvested as of FYE	46,791	(5,218,488)	420,859	(1,003,823)	(1,145,628)
Add (subtract) change in Fair Value from prior FYE to vesting date for awards granted during prior FY that vested during FY	—	—	—	—	—
Subtract Fair Value as of prior FYE of awards granted during prior FY that were forfeited during FY	—	—	—	—	—
Add dividends or other earnings paid on awards during FY prior to vesting date	12,287	12,630	17,777	17,959	13,472
Compensation Actually Paid to CEO	$11,209,540	$(1,271,585)	$7,356,097	$4,825,691	$4,766,701

Non-PEO NEO Average Total Compensation Amount	$ 3,038,141	3,364,217	3,186,354	2,639,892	7,201,511
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,211,025	2,189,874	3,540,561	(1,188,791)	7,146,486
Adjustment to Non-PEO NEO Compensation Footnote	The following table provides a reconciliation from Summary Compensation Table Total for Non-CEO NEOs to Compensation Actually Paid to Non-CEO NEOs, in which “Fair Value” means fair value calculated in accordance with FASB ASC 718, “SCT” means the Summary Compensation Table in this Proxy Statement, “FY” means “fiscal year,” and “FYE” means “fiscal year end.”

	2021	2022	2023	2024	2025
Average SCT Total for Non-CEO NEOs	$7,201,511	$2,639,892	$3,186,354	$3,364,217	$3,038,141
Subtract amount reported under the “Share Awards” Column in the SCT	(5,905,682)	(1,439,792)	(1,703,360)	(1,893,234)	(1,518,818)
Subtract Fair Value (as of vesting date) of awards granted during FY that vested during such FY	—	—	—	—	—
Add Fair Value (as of FYE) of awards granted during FY that remained unvested as of FYE	5,822,259	672,709	1,672,671	1,229,335	1,226,910
Add (subtract) change in Fair Value from prior FYE to FYE for awards granted during prior FY that were outstanding and unvested as of FYE	19,217	(3,070,946)	374,615	(519,847)	(541,829)
Add (subtract) change in Fair Value from prior FYE to vesting date for awards granted during prior FY that vested during FY	—	—	—	—	—
Subtract Fair Value as of prior FYE of awards granted during prior FY that were forfeited during FY	—	—	—	—	—
Add dividends or other earnings paid on awards during FY prior to vesting date	9,181	9,346	10,281	9,403	6,621
Average Compensation Actually Paid to Non-CEO NEOs	$7,146,486	$(1,188,791)	$3,540,561	$2,189,874	$2,211,025

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the compensation actually paid (as computed in accordance with SEC rules, the “CAP”) of our CEO, the average CAP of the two other NEOs, and the values of $100 investments made in Common Shares and the Nareit Equity REITs Index on January 1, 2021 as of December 31, 2021, 2022, 2023, 2024, and 2025 (as computed in accordance with SEC rules, “Company TSR,” and “Peer Group TSR,” respectively).

Compensation Actually Paid vs. Net Income
In contrast, as the following two charts show, there has been almost no correlation between our NEOs’ CAPs and either Net Income or Same-Property Hotel EBITDA per Key. In our compensation program for each of the years presented, we did not use Net Income to determine any portion of our NEOs’ compensation, and we used Same-Property Hotel EBITDA per Key only for the cash incentive bonus, to which it contributed a weighted-average 1.7% of our NEOs’ target total compensation for 2021, 2022, 2023, 2024, and 2025.

Compensation Actually Paid vs. Company Selected Measure
In contrast, as the following two charts show, there has been almost no correlation between our NEOs’ CAPs and either Net Income or Same-Property Hotel EBITDA per Key. In our compensation program for each of the years presented, we did not use Net Income to determine any portion of our NEOs’ compensation, and we used Same-Property Hotel EBITDA per Key only for the cash incentive bonus, to which it contributed a weighted-average 1.7% of our NEOs’ target total compensation for 2021, 2022, 2023, 2024, and 2025.

Total Shareholder Return Vs Peer Group
The following chart illustrates the compensation actually paid (as computed in accordance with SEC rules, the “CAP”) of our CEO, the average CAP of the two other NEOs, and the values of $100 investments made in Common Shares and the Nareit Equity REITs Index on January 1, 2021 as of December 31, 2021, 2022, 2023, 2024, and 2025 (as computed in accordance with SEC rules, “Company TSR,” and “Peer Group TSR,” respectively).

Tabular List, Table
The following table sets forth the most important financial measures used to link executive compensation and company performance for our executive compensation program for 2025, which is our most recently completed fiscal year.

Most Important Financial Performance Measures
Company TSR
Company TSR relative to TSRs of the TSR Peer Group
Same-Property Hotel EBITDA per Key Growth vs. Peers’
Gross Proceeds from Dispositions
Portfolio RevPAR Penetration Index Improvement
Adjusted FFO per Share

Total Shareholder Return Amount	$ 61.03	72.78	85.59	71.52	119.19
Peer Group Total Shareholder Return Amount	126.82	124.03	118.22	106.18	141.31
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (62,230,000)	$ 16,000	$ (74,276,000)	$ (84,981,000)	$ (186,372,000)
Company Selected Measure Amount	31,700	31,100	29,200	30,900	12,000.0
PEO Name	Mr. Bortz
Additional 402(v) Disclosure	The amounts shown represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. Negative amounts in this column do not represent money that our executive officers paid back to the Company.In accordance with SEC rules, amounts in this column represent, as of December 31 of each year presented, the cumulative value of a $100 investment made on January 1, 2021 in Common Shares.
Measure:: 1
Pay vs Performance Disclosure
Name	Same-Property Hotel EBITDA per Key Growth vs. Peers’
Non-GAAP Measure Description	We have presented Same-Property Hotel EBITDA per Key because it is the only financial measure among the performance metrics used for determining compensation actually paid to our NEOs for 2021, 2022, 2023, 2024, and 2025. Same-Property Hotel EBITDA per Key, which is a non-GAAP financial measure, is calculated by dividing (a) the total net income generated by our hotel properties for the period excluding interest expense, income taxes, depreciation, amortization, corporate-level costs and expenses, and other non-recurring expenses of those hotel properties for the period by (b) the total number of guest rooms of those hotel properties for the period. We believe that Same-Property Hotel EBITDA per Key is a useful financial measure for evaluating the core operating performance of our hotels and resorts.
Measure:: 2
Pay vs Performance Disclosure
Name	Company TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Company TSR relative to TSRs of the TSR Peer Group
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Proceeds from Dispositions
Measure:: 5
Pay vs Performance Disclosure
Name	Portfolio RevPAR Penetration Index Improvement
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted FFO per Share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,592,193)	$ (4,464,194)	$ (4,016,336)	$ (3,359,507)	$ (8,672,101)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,901,796	2,898,735	3,943,973	1,569,650	8,549,469
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,145,628)	(1,003,823)	420,859	(5,218,488)	46,791
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,472	17,959	17,777	12,630	12,287
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,518,818)	(1,893,234)	(1,703,360)	(1,439,792)	(5,905,682)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,226,910	1,229,335	1,672,671	672,709	5,822,259
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(541,829)	(519,847)	374,615	(3,070,946)	19,217
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,621	$ 9,403	$ 10,281	$ 9,346	$ 9,181